Schedule of Tax Payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax Payable
Value added tax	¥ 40,859	¥ 33,078
Corporate income tax	4,490	4,490
Individual income tax withholding	776	2,455
Urban maintenance and construction tax	120	77
Stamp duty	349	348
Total	¥ 46,594	¥ 40,448